CAPITAL STOCK - Chief Investment Officer (Details) - USD ($)		3 Months Ended	6 Months Ended
	Oct. 01, 2025	Mar. 31, 2026	Mar. 31, 2026
Cypress Management LLC
Chief Investment Officer
Annual compensation amount	$ 720,000
Affiliated party
Chief Investment Officer
Consulting and travel expenses		$ 94,589	$ 206,205
Affiliated party | Patrick Horsman
Chief Investment Officer
Monthly consulting compensation	$ 29,167